Other Payables and Accruals	6 Months Ended
Jun. 30, 2021
Other Payables and Accruals
Other Payables and Accruals

7. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	December 31,	June 30,
	2020	2021
Unearned revenue	25,828	25,305
Accrued off-hire	1,802	6,748
Accrued purchases	4,187	7,999
Accrued interest	10,855	10,281
Other accruals	8,007	5,114
Total	50,679	55,447